Master Trust (Net Assets) (Details) - EBP020 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Master Trust [Line Items]
Investment, Fair Value	$ 584,186,172	$ 534,792,628
Total net assets	586,579,125	537,118,043
Master Trust [Member]
Master Trust [Line Items]
Investment, Fair Value	1,073,128,380	974,426,006
Total net assets	1,073,128,380	974,426,006
Master Trust [Member] | Mutual Fund [Member]
Master Trust [Line Items]
Investment, Fair Value	621,551,801	569,373,225
Master Trust [Member] | Common Collective Trust [Member]
Master Trust [Line Items]
Investment, Fair Value	389,436,814	345,424,320
Master Trust [Member] | Berkshire Hathaway Stock Fund [Member]
Master Trust [Line Items]
Investment, Fair Value	56,895,914	55,306,537
Master Trust [Member] | Employer Common Stock Fund [Member]
Master Trust [Line Items]
Investment, Fair Value	5,243,851	4,321,924
Plan Interest in Master Trust [Member]
Master Trust [Line Items]
Total net assets	584,186,172	534,792,628
Plan Interest in Master Trust [Member] | Mutual Fund [Member]
Master Trust [Line Items]
Investment, Fair Value	337,981,647	309,771,022
Plan Interest in Master Trust [Member] | Common Collective Trust [Member]
Master Trust [Line Items]
Investment, Fair Value	212,941,168	193,296,428
Plan Interest in Master Trust [Member] | Berkshire Hathaway Stock Fund [Member]
Master Trust [Line Items]
Investment, Fair Value	29,161,766	28,345,857
Plan Interest in Master Trust [Member] | Employer Common Stock Fund [Member]
Master Trust [Line Items]
Investment, Fair Value	$ 4,101,591	$ 3,379,321